Loans and other liabilities - Terms and debt repayment schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Face value	$ 753,624	$ 688,066
Carrying Amount	$ 681,999	$ 658,040
Tranche A- Debentures
Disclosure of detailed information about borrowings [line items]
Basis for effective interest rate	Libor
Adjustment to effective interest rate basis	2.80%
Face value	$ 15,634
Carrying Amount	$ 15,634
Tranche C- Debentures
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	7.00%	7.00%
Face value	$ 359,808	$ 302,219
Carrying Amount	$ 322,620	$ 297,816
Tranche D- Debentures
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	7.90%	7.90%
Face value	$ 127,772	$ 130,347
Carrying Amount	$ 117,220	$ 125,884
Tranche A- Long term loan
Disclosure of detailed information about borrowings [line items]
Basis for effective interest rate	Libor
Adjustment to effective interest rate basis	2.80%
Face value	$ 1,693
Carrying Amount	$ 1,693
Tranche E Long term loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	8.70%	8.70%
Face value	$ 72,108	$ 73,400
Carrying Amount	$ 48,223	$ 52,240
Others- Long term loan
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	9.70%	9.40%
Face value	$ 54,374	$ 56,204
Carrying Amount	54,374	56,204
Long-term liabilities not bearing any interest
Disclosure of detailed information about borrowings [line items]
Face value	5,804	3,395
Carrying Amount	$ 5,804	$ 3,395
Short-term credit from banks, subject to Libor + 2.5%
Disclosure of detailed information about borrowings [line items]
Basis for effective interest rate	Libor
Adjustment to effective interest rate basis	2.50%
Carrying Amount	$ 50,000
Short-term credit from banks, subject to Libor + 2.7%
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)		2.70%
Face value		$ 122,501
Carrying Amount		$ 122,501
Short-term credit from banks, subject to Libor + 3.0%
Disclosure of detailed information about borrowings [line items]
Adjustment to effective interest rate basis		3.00%
Carrying Amount		$ 50,000
Short-term credit from banks, subject to Libor + 4.3%
Disclosure of detailed information about borrowings [line items]
Effective interest rate (as a percent)	4.30%
Face value	$ 116,431
Carrying Amount	$ 116,431